ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Acquired intangible assets, net consist of the following:

	September 30,
	2013	2014
	RMB	RMB

Technology rights for licensed seeds	80,602	96,601
Distribution network	6,739	6,739
Others	4,976	6,416
	92,317	109,756
Accumulated amortization	(64,886)	(70,551)
Impairment provision	(4,314)	(4,314)
Acquired intangible assets, net	23,117	34,891

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Amortization expense on these intangible assets for each of the next five years is as follows:
Year ending September 30,	RMB

2015	5,937
2016	5,474
2017	4,545
2018	4,228
2019	2,511

Total	22,695